UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: Dec. 31, 2009

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Castle Point Capital Management, LLC
Address:  20 Horseneck Lane, 2nd Floor
          Greenwich Ct 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:    Andrew J. Turchin
Title:   Chief Financial Officer
Phone:   203-862-3162
Signature, Place, and Date of Signing:

  Andrew J. Turchin	Greenwich, CT 06830	February 03, 2010

Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:    $235,452

List of Other Included Managers:

None
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                                                  FORM 13 F INFORMATION TABLE

Name of Issuer                       Title Cusip      Mkt Val     Shr/Prn     Shr/ Put/ Inv        Other     Voting Authority
                                     Class            (USD)       Amount     Prn   Call Discretion Managers Sole   Shared  None

AMERICAN EXPRESS CO. CMN              COM  025816109   6,078,000     150,000 SH           SOLE             150,000
ANNALY CAPITAL MANAGEMENT, INC CMN    COM  035710409   6,940,000     400,000 SH           SOLE             400,000
ASSURANT, INC. CMN                    COM  04621X108  11,792,000     400,000 SH           SOLE             400,000
BERKSHIRE HATHAWAY INC. CLASS B       COM  084670207   9,858,000       3,000 SH           SOLE               3,000
BLACKROCK INC. CMN                    COM  09247X101   6,966,000      30,000 SH           SOLE              30,000
BROADRIDGE FINANCIAL SOLUTIONS IN CMN COM  11133T103   9,024,000     400,000 SH           SOLE             400,000
CME GROUP INC. CMN CLASS A	      COM  12572Q105  10,079,000      30,000 SH           SOLE              30,000
CHUBB CORP CMN                        COM  171232101   7,377,000     150,000 SH           SOLE             150,000
FIDELITY NATL INFO SVCS INC CMN       COM  31620M106   5,860,000     250,000 SH           SOLE             250,000
FIRST FINANCIAL BANCORP CMN           COM  320209109   8,736,000     600,000 SH           SOLE             600,000
GENWORTH FINANCIAL INC CMN CLASS A    COM  37247D106   2,838,000     250,000 SH           SOLE             250,000
CALL GNW(GNWCL) @12 EXP 03/20/2010    CALL 37247D106     179,000       1,990 SH           SOLE               1,990
GOLDMAN SACHS GROUP, INC. CMN         COM  38141G104   3,377,000      20,000 SH           SOLE              20,000
JP MORGAN CHASE & CO CMN              COM  46625H100  12,501,000     300,000 SH           SOLE             300,000
LENDER PROCESSING SERVICES, INC. CMN  COM  52602E102   6,099,000     150,000 SH           SOLE             150,000
MASTERCARD INCORPORATED CMN CLASS A   COM  57636Q104  10,239,000      40,000 SH           SOLE              40,000
PENNYMAC MTG INVT TR CMN              COM  70931T103   9,288,000     540,606 SH           SOLE             540,606
POPULAR, INC CMN                      COM  733174106   2,712,000   1,200,000 SH           SOLE           1,200,000
PROGRESSIVE CORPORATION CMN           COM  743315103   8,995,000     500,000 SH           SOLE             500,000
PUT/XLF (XJZOM) @13 EXP 03/20/2010    PUT  81369Y605     119,000       3,500 SH           SOLE               3,500
PUT/XLF (XJZON) @14 EXP 03/20/2010    PUT  81369Y605     221,000       3,500 SH           SOLE               3,500
REINSURANCE GROUP AMER INC CMN        COM  759351604   9,530,000     200,000 SH           SOLE             200,000
RENAISSANCE RE HOLDINGS LTD CMN       COM  G7496G103  10,630,000     200,000 SH           SOLE             200,000
CHARLES SCHWAB CORPORATION CMN        COM  808513105   9,410,000     500,000 SH           SOLE             500,000
SIGNATURE BANK CMN                    COM  82669G104   7,975,000     250,001 SH           SOLE             250,001
STARWOOD PROPERTY TRUST INC CMN       COM  85571B105  11,334,000     600,000 SH           SOLE             600,000
STATE STREET CORPORATION(NEW) CMN     COM  857477103  15,239,000     350,000 SH           SOLE             350,000
TWO HARBORS INVESTMENT CORP CMN       COM  90187B101   3,185,000     325,000 SH           SOLE             325,000
u.s. BANCORP CMN                      COM  902973304  13,506,000     600,000 SH           SOLE             600,000
UNITED AMERICA INDEMNITY LTD CMN CL A COM  90933T109   5,940,000     750,000 SH           SOLE             750,000
WESTERN UNION COMPANY CMN             COM  959802109   9,425,000     500,000 SH           SOLE             500,000
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